Securities borrowed, lent and subject to repurchase agreements (Details) - CHF (SFr) SFr in Millions	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Securities borrowed or purchased under agreements to resell
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions, total	SFr 94,645	SFr 91,121	SFr 79,133
Securities lent or sold under agreements to repurchase
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions, total	20,924	SFr 22,853	23,851
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Securities borrowed or purchased under agreements to resell
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions, total	94,645		79,133
Securities lent or sold under agreements to repurchase
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions, total	SFr 21,020		SFr 23,944